Main Events (Details) R$ / shares in Units, R$ in Thousands																			1 Months Ended											12 Months Ended
	Sep. 30, 2024 ha	Jun. 11, 2022 ha	Dec. 29, 2021	Oct. 10, 2021 ha	Oct. 01, 2021 BRL (R$) ha	May 14, 2021	May 10, 2021	May 06, 2021 BRL (R$)	Feb. 28, 2021 BRL (R$) shares	Feb. 04, 2021 BRL (R$)	Dec. 20, 2020 ha	Jun. 18, 2020	Apr. 20, 2020 BRL (R$) ha	Apr. 01, 2020 shares	Jan. 27, 2020 BRL (R$) R$ / shares	Sep. 02, 2019 BRL (R$)	Jul. 11, 2019 ha	Mar. 22, 2019 ha	Jun. 22, 2022 ha	Jan. 22, 2022 R$ / shares shares	Jun. 28, 2021 BRL (R$)	Apr. 30, 2021 BRL (R$)	Aug. 31, 2020 BRL (R$) ha	Jul. 31, 2020 BRL (R$)	May 29, 2020 BRL (R$) ha	Nov. 22, 2019	Oct. 29, 2019 BRL (R$) ha	Jun. 30, 2019 BRL (R$)	Jun. 19, 2019 BRL (R$) shares	Jun. 30, 2022 BRL (R$) shares	Jun. 30, 2021 BRL (R$)	Jun. 30, 2020 BRL (R$) ha
Main Events (Details) [Line Items]
Hectares of area (in Hectares) | ha											9,875												3,258
Number of soybean bags																							13,646		93,478		57,200
Hectares of area, description			On December 29, 2021, the Company recognized the sale of 4,573 hectares (2,859 arable hectares) of the Rio do Meio Farm, located in the city of Correntina, state of Bahia (BA). The agreement, signed on September 1, 2021, defined the price of the area at 714,835 soybean bags, which is equivalent to R$130,104 on the transaction date. The payments were divided into 13 installments, with one down payment and 12 semiannual installments due in June and October of each year until October 10, 2027. The proceeds from the sale were not recognized on the date of the execution of the agreement because the transfer of the property was linked to payment of the first installment in the amount of R$16,760, which occurred on December 29, 2021. As of June 30, 2022, the buyer had effected payment of R$20,301, whose gain is shown in Note 22.b. In the same agreement, the Company undertook to obtain Vegetation Suppression Authorization (ASV) for a 371-hectare area, with payment established at 100 soybean bags per hectare that is subject to granting of the authorization. This amount will be distributed proportionately to the installments coming due after the sale.
Agricultural hectares (in Hectares) | ha		2,100																	5,714
Sale of farms
Purchase and sale agreement, description								On May 6, 2021, the Company signed a purchase and sale agreement for the sale of a total area of 1,654 hectares (1,250 agricultural hectares) of the Jatobá VI Farm, a rural property located in the City of Jaborandi, State of Bahia, for 300 bags of soybean per useful hectare, which corresponded to R$67,061 as of May 6, 2021.
Term of the agreement year		6 years																	12 years
Board of directors, description						On May 10, 2021 and May 14, 2021, the Board of Directors authorized BrasilAgro’s capital increase in the total amount of R$448,174, from R$1,139,811 to R$1,587,985, through the issue of 20,272,707 common shares without par value, as a result of the exercise of warrants held by BrasilAgro’s founding shareholders.	On May 10, 2021 and May 14, 2021, the Board of Directors authorized BrasilAgro’s capital increase in the total amount of R$448,174, from R$1,139,811 to R$1,587,985, through the issue of 20,272,707 common shares without par value, as a result of the exercise of warrants held by BrasilAgro’s founding shareholders.
Shares of warrants (in Shares) | shares																														256,000
Aggregate amount									R$ 440,000
Issuance of common shares (in Shares) | shares									20,000,000
Capital stock amount									R$ 1,139,800
Dividend of common shares (in Shares) | shares									82,104,301
Transaction costs									R$ 17,186
Net of tax effects									R$ 5,843
Share purchase agreement percentage											100.00%
Cash paid										R$ 160,399
Additional obligation																						R$ 5,365
Effect of reorganization																														R$ 11,031
Cash and cash equivalents																														1,517
Cash flows																														164,247
Property located amount																														R$ 7,195
Equity capital percentage																										100.00%
Interest percentage																														99.99%
Minimum of shares to be transferred (in Shares) | shares																														5,392,872
Warrants shares issued (in Shares) | shares																														654,487
Preliminary book values																													R$ 115,587
Common shares (in Shares) | shares																				654,487									5,215,385
Exercise price (in Brazil Real per share) | R$ / shares															R$ 0.01					R$ 0.01
Shares consideration (in Shares) | shares														5,392,872
Exchange shares (in Shares) | shares																														423,815
Exchange adjustment, descriptioin												On June 18, 2020, BrasilAgro and the selling shareholders signed a Settlement Agreement, agreeing on a Final Exchange Ratio at the minimum of 5,392,872 shares. The parties also agreed that given the resolution of a contingency by the date of the Settlement Agreement, the selling shareholders agreed to return the amount of R$3,500,000 in restricted shares and Agrifirma Warrants, as described below, which number was calculated using the market price of BrasilAgro’s average share price 90 days before January 27, 2022.
Capital reserve															R$ 30,566
Acquisition of fertilizers percentage																														65.00%
Delivered percentage																														70.00%
Acquisition of chemical inputs percentage																														100.00%
Alto Taquari IV Farm [Member]
Main Events (Details) [Line Items]
Hectares of area (in Hectares) | ha				2,566	3,723
Arable area (in Hectares) | ha					2,694
Number of soybean bags					2,962,974
Equivalent amount					R$ 591,339
Effected payment																														R$ 96,294
Alto Taquari IV Farm [Member] | Forecast [Member]
Main Events (Details) [Line Items]
Hectares of area (in Hectares) | ha	1,157
Bananal X Farm [Member]
Main Events (Details) [Line Items]
Hectares of area (in Hectares) | ha																		2,160
Agricultural hectares (in Hectares) | ha																		1,714
Fixed price																														28,000
Received amount																														7,500
Installments amount																								R$ 5,500						2,000
Remaining installments amount																														20,500
Jatobá III Farm [Member]
Main Events (Details) [Line Items]
Hectares of area (in Hectares) | ha																							133
Number of soybean bags																					24,259		37,905
Agricultural hectares (in Hectares) | ha																							2,473
Sale of gain amount																							R$ 3,796
Total amount																							47,016							R$ 32,396
Sale of farms																							50,812
Down payment																					R$ 809		R$ 675
Amount paid																					R$ 1,484
Jatobá VI Farm [Member]
Main Events (Details) [Line Items]
Number of soybean bags																														300,048
Down payment								R$ 6,188																							6,188
Totaling amount								R$ 12,376																							R$ 12,376
Jatobá IV Farm [Member]
Main Events (Details) [Line Items]
Hectares of area (in Hectares) | ha																	1,134
Number of soybean bags																232,000	302
Agricultural hectares (in Hectares) | ha																	893
Down payment																R$ 2,698
Totaling amount																R$ 23,183
Alto Taquari II Farm [Member]
Main Events (Details) [Line Items]
Hectares of area (in Hectares) | ha																											85
Number of soybean bags																											1,100
Agricultural hectares (in Hectares) | ha																											65
Down payment																											R$ 1,044
Totaling amount																											R$ 5,513
Alto Taquari III Farm [Member]
Main Events (Details) [Line Items]
Hectares of area (in Hectares) | ha																									105
Number of soybean bags																									1,100
Agricultural hectares (in Hectares) | ha																									105
Down payment																									R$ 1,763
Totaling amount																									R$ 11,037
Jatobá V Farm [Member]
Main Events (Details) [Line Items]
Hectares of area (in Hectares) | ha																																1,875
Number of soybean bags																												300		397,368
Agricultural hectares (in Hectares) | ha																																1,500
Down payment																														R$ 5,000
Totaling amount																												R$ 45,015
Serra Grande Farm [Member]
Main Events (Details) [Line Items]
Hectares of area (in Hectares) | ha													4,489
Number of soybean bags													282,884																	54,000		162,000
Agricultural hectares (in Hectares) | ha													2,904
Down payment													R$ 8,047
Property located amount													R$ 25,047
Remaining balance amount																																R$ 14,263
Agrfirma [Member]
Main Events (Details) [Line Items]
Warrants shares issued (in Shares) | shares																														5,215,385
Minimum [Member]
Main Events (Details) [Line Items]
Preliminary book values																													R$ 584,224
Maximum [Member]
Main Events (Details) [Line Items]
Preliminary book values																													R$ 699,811